Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 255,000,000.00
Previously Paid Amount	45,595.79
Total Fee Amount	45,595.79
Total Offset Amount	0.00
Net Fee	$ 0.00